Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property and equipment, net
Property, plant and equipment at beginning of period	€ 9,570	€ 9,804
Property, plant and equipment at end of period	8,810	9,570
Cost
Property and equipment, net
Property, plant and equipment at beginning of period	20,462	18,389
Additions	1,896	2,073
Disposals	(40)
Property, plant and equipment at end of period	22,317	20,462
Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(10,892)	(8,585)
Disposals	7
Depreciation charge of the year	2,622	2,307
Property, plant and equipment at end of period	(13,507)	(10,892)
Leasehold improvements
Property and equipment, net
Property, plant and equipment at beginning of period	5,633	6,373
Property, plant and equipment at end of period	4,597	5,633
Leasehold improvements | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	9,713	9,499
Additions	85	214
Property, plant and equipment at end of period	9,798	9,713
Leasehold improvements | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(4,080)	(3,126)
Depreciation charge of the year	1,121	954
Property, plant and equipment at end of period	(5,201)	(4,080)
Other fixed assets and office equipment
Property and equipment, net
Property, plant and equipment at beginning of period	3,937	3,431
Property, plant and equipment at end of period	4,213	3,937
Other fixed assets and office equipment | Cost
Property and equipment, net
Property, plant and equipment at beginning of period	10,749	8,890
Additions	1,811	1,859
Disposals	(40)
Property, plant and equipment at end of period	12,520	10,749
Other fixed assets and office equipment | Accumulated depreciation and impairment
Property and equipment, net
Property, plant and equipment at beginning of period	(6,812)	(5,459)
Disposals	7
Depreciation charge of the year	1,501	1,353
Property, plant and equipment at end of period	€ (8,306)	€ (6,812)